Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Summary of Loss Before Income Taxes	Loss before income taxes consists of:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Chinese mainland	(225,632)	(114,050)	(108,313)
Non-Chinese mainland	(86,150)	(78,877)	(46,103)
Loss before income taxes	(311,782)	(192,927)	(154,416)

Summary of Reconciliation of Effective Tax Rate And Statutory Income Tax Rate

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations for the years ended December 31, 2023 and 2024 are as follows:

	Year ended December 31,
	2023	2024
	RMB	RMB
Loss before provision for income tax	(311,782)	(192,927)
Income tax benefit computed at an applicable tax rate of 25%	(77,946)	(48,233)
Effect of non-deductible expenses	1,516	1,486
Effect of research and development expenses super deduction	(12,316)	(4,868)
Effect of preferential tax rate	16,326	3,683
Effect on tax rates in different tax jurisdictions	574	3,729
Change in valuation allowance	71,846	44,203
	—	—

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations for the year ended December 31, 2025 is as follow:

	Year ended December 31,
	2025
	RMB	Percent
Income tax expense at PRC statutory rate	(38,604)	25.0%
Foreign Tax Effects
Cayman
Statutory income tax rate differential between PRC and other jurisdictions	9,728	(6.3%)
Hong Kong
Statutory income tax rate differential between PRC and other jurisdictions	1,203	(0.8%)
Changes in valuation allowances	593	(0.4%)
Effect of changes in tax laws or rates enacted in the current year	—	0.0%
Effect of cross-border tax laws	—	0.0%
Change in valuation allowance	31,139	(20.2%)
Nontaxable or nondeductible items	1,205	(0.8%)
Changes in unrecognized tax benefits	—	0.0%
Other adjustments
Effect of tax holidays inside PRC	(1,757)	1.1%
Effect of research and development expenses super deduction	(3,507)	2.3%
Income tax expense	—	—

Summary of Principle Components of Deferred Taxes

The principal components of deferred taxes were as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets
Advertising and promotional expenses carrying forwards	25,465	25,577
Expected credit loss	5,681	5,590
Impairment for property and equipment, right-of-use assets, rental deposits and other assets	1,246	1,234
Net operating loss carrying forwards	1,163,453	1,195,176
Total deferred tax assets	1,195,845	1,227,577
Less: valuation allowance	(1,195,845)	(1,227,577)
Deferred tax assets, net	—	—

Summary of Movements of Valuation Allowance

The movements of valuation allowance for the years end December 31, 2023, 2024 and 2025 were as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the period	1,079,796	1,151,642	1,195,845
Additions	71,846	44,203	31,732
Balance at end of the period	1,151,642	1,195,845	1,227,577